RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Trade receivables	$ 3,434	$ 5,477
Other account receivables	1,569	1,411
Liabilities:
Trade payables	424	1,524
Other account payables and accrued expenses	1,518	1,739
Balances With Related Parties [Member]
Assets:
Trade receivables	2	$ 2
Other account receivables	139
Liabilities:
Trade payables	132	$ 155
Other account payables and accrued expenses	$ 15	$ 11